Intangible assets and goodwill (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortization	₩ (600,075)	₩ (356,010)	₩ (362,800)
Selling General And Administrative Expens [Member]
IfrsStatementLineItems [Line Items]
Amortization	₩ 600,074	₩ 356,010	₩ 362,800